Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Aug. 20, 2015
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated Corporate Bond Strategy Portfolio (FCSPX)
Federated High-Yield Strategy Portfolio (FHYSX)
Federated International Bond Strategy Portfolio (FIBPX)
Federated International Dividend Strategy Portfolio (FIDPX)
Federated Managed Volatility Strategy Portfolio (FMVPX)
Federated Mortgage Strategy Portfolio (FMBPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated Corporate Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated Corporate Bond Strategy Portfolio (FCSPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated High Yield Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated High-Yield Strategy Portfolio (FHYSX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated International Bond Strategy Portfolio (FIBPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated International Dividend Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated International Dividend Strategy Portfolio (FIDPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated Managed Volatility Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated Managed Volatility Strategy Portfolio (FMVPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."

Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmps_SupplementTextBlock
Federated Managed Pool Series

Federated Mortgage Strategy Portfolio (FMBPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."